Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index 2070 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index Retirement Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” and the section of BlackRock LifePath® Index Retirement Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index Retirement Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index Retirement Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2025 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” and the section of BlackRock LifePath® Index 2025 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2025 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2025 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2030 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” and the section of BlackRock LifePath® Index 2030 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2030 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2030 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2035 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” and the section of BlackRock LifePath® Index 2035 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2035 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2035 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2040 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” and the section of BlackRock LifePath® Index 2040 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2040 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2040 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2045 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” and the section of BlackRock LifePath® Index 2045 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2045 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2045 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2050 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” and the section of BlackRock LifePath® Index 2050 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2050 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2050 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2055 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” and the section of BlackRock LifePath® Index 2055 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2055 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2055 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2060 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” and the section of BlackRock LifePath® Index 2060 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2060 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2060 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2065 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” and the section of BlackRock LifePath® Index 2065 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2065 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2065 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.
The section of BlackRock LifePath® Index 2070 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2070 Fund — Performance Information” and the section of BlackRock LifePath® Index 2070 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2070 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2070 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2070 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX RETIREMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index Retirement Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index Retirement Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” and the section of BlackRock LifePath® Index Retirement Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index Retirement Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index Retirement Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2025 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2025 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” and the section of BlackRock LifePath® Index 2025 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2025 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2025 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2030 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” and the section of BlackRock LifePath® Index 2030 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2030 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2030 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX 2035 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2035 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2035 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” and the section of BlackRock LifePath® Index 2035 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2035 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2035 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2040 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” and the section of BlackRock LifePath® Index 2040 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2040 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2040 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX 2045 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2045 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2045 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” and the section of BlackRock LifePath® Index 2045 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2045 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2045 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2050 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2050 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” and the section of BlackRock LifePath® Index 2050 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2050 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2050 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BLACKROCK LIFEPATH INDEX 2055 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2055 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2055 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” and the section of BlackRock LifePath® Index 2055 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2055 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2055 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BlackRock LifePath Index 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2060 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2060 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” and the section of BlackRock LifePath® Index 2060 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2060 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2060 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BlackRock LifePath Index 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2065 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” and the section of BlackRock LifePath® Index 2065 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2065 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2065 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.

BlackRock LifePath Index 2070 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Index 2070 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 3, 2024
to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
The section of BlackRock LifePath® Index 2070 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2070 Fund — Performance Information” and the section of BlackRock LifePath® Index 2070 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2070 Fund — Performance Information” are supplemented as follows:
Effective November 1, 2024, the LifePath Index 2070 Fund Custom Benchmark against which the Fund measures its performance will be changed to add ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, FTSE Nareit All Equity REIT Index, S&P Global Infrastructure Index and Bloomberg Enhanced Roll Yield Total Return Index. Fund management believes that the updated LifePath Index 2070 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index tracks the performance of inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” that have a remaining maturity of less than or equal to five years. The FTSE Nareit All Equity REIT Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The Bloomberg Enhanced Roll Yield Total Return Index is a broad-based, long-only commodity benchmark that incorporates aspects of risk-premia strategies.